Notes Payable - Schedule of Notes Payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Feb. 09, 2026	Jan. 29, 2026	Dec. 31, 2025	Dec. 30, 2024	May 31, 2024	Apr. 20, 2023
Loans Payable [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 127,053			$ 129,294
Less: Debt Discount	(8,343)			(8,164)
Total Debt	118,709			121,130
Less: Current Debt	(94,256)			(106,819)
Total Long Term Debt	$ 24,453			14,311
The April 20, 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Original Maturity Date	June 2026
The April 20, 2023 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 0			31,213
Interest Rate	18.00%						18.00%
The May 31, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Original Maturity Date	June 2026
The May 31, 2024 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 0			55,000
Interest Rate	15.00%					15.00%
Total Debt	$ 0			11,267
The December 30, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Original Maturity Date	February 2026
The December 30, 2024 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 0			23,965
Interest Rate	20.00%				20.00%
Total Debt	$ 0
The June 1, 2025 Loan [Member]
Debt Instrument [Line Items]
Original Maturity Date	December 2026
The June 1, 2025 Loan [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 0			81
Interest Rate	0.00%
Total Debt	$ 0
The July 23, 2025 Loan Agreement [Member]
Debt Instrument [Line Items]
Original Maturity Date	January 2027
The July 23, 2025 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 0			358
Total Debt	$ 0
The October 1, 2025 Loan Agreement [Member]
Debt Instrument [Line Items]
Original Maturity Date	April 2027
The October 1, 2025 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 0			18,677
The January 5, 2026 Loan Agreement [Member]
Debt Instrument [Line Items]
Original Maturity Date	January 2027
The January 5, 2026 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 4,549			0
The January 29, 2026 Loan Agreement [Member]
Debt Instrument [Line Items]
Original Maturity Date	July 2026
The January 29, 2026 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 94,110			0
Interest Rate	20.00%		20.00%
Total Debt	$ 94,110
The February 9, 2026 Loan Agreement [Member]
Debt Instrument [Line Items]
Original Maturity Date	August 2027
The February 9, 2026 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 28,394			$ 0
Interest Rate		25.00%
Total Debt	$ 0